Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Scinai Immunotherapeutics Ltd.
Trading Symbol	SCNI
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,857,169,984
Amendment Flag	false
Entity Central Index Key	0001611747
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37353
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Jerusalem BioPark
Entity Address, Address Line Two	2nd floor
Entity Address, Address Line Three	Hadassah Ein Kerem Campus
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares, each representing 400 ordinary share, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1309
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Jerusalem BioPark
Entity Address, Address Line Two	2nd floor
Entity Address, Address Line Three	Hadassah Ein Kerem Campus
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Contact Personnel Name	Amir Reichman
City Area Code	+972
Local Phone Number	8-930-2529
Entity Address, Postal Zip Code	00000